Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2021
IntangibleAssets [Abstract]
Summary of Intangible Assets	Intangible assets consist of the following:

	As of December 31,
	2020	2021
	RMB	RMB	US$
Computer software	5,596	10,450	1,640
Accumulated amortization	(2,139)	(5,300)	(832)

	3,457	5,150	808